Fees Summary	Sep. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 780,000.00
Previously Paid Amount	0.00
Total Fee Amount	115.13
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 115.13
Narrative - Max Aggregate Offering Price	$ 780,000.00
Final Prospectus	true